COMMITMENTS AND CONTINGENT LIABILITIES - Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Other assets - Right-of-Use assets	$ 1,200	$ 1,200
Accumulated amortization	716	318
Operating lease Right-of-Use assets, net	484	882
Operating Lease, Liabilities
Lease liabilities – current - accrued expenses and other liabilities	381	0
Lease liabilities – noncurrent	108	925
Operating Lease, Liability, Total	$ 489	$ 925
Weighted average remaining lease term in years	1 year 2 months 12 days
Weighted average annual discount rate	9.00%